Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of the loss before the provision for income taxes for the years ended December 31, 2021, 2022 and 2023 were as follows:

	2021	2022	2023
Domestic	$(69,245)	$(84,778)	$(31,021)
Foreign	1,247	1,633	3,155
Total loss before income taxes	$(67,998)	$(83,145)	$(27,866)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes for the years ended December 31, 2021, 2022 and 2023 was as follows:

	2021	2022	2023
Current:
Domestic	$11	$109	$56
Foreign	569	1,933	646
Total current income tax expense	580	2,042	702
Deferred:
Domestic	—	(24)	(126)
Foreign	401	(1,502)	931
Total deferred income tax expense	401	(1,526)	805
Total provision for income taxes	$981	$516	$1,507

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Company’s theoretical income tax expense to actual income tax expense for the years ended December 31, 2021, 2022 and 2023 is as follows:

	2021		2022		2023
	Tax	Rate	Tax	Rate	Tax	Rate
Theoretical tax benefit	$(15,640)	23%	$(19,123)	23%	$(6,409)	23%
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	13,598	(20)	16,187	(20)	3,498	(12)
Effect of entities with different tax rates	125	0	125	0	48	0
Non-deductible expenses, net	2,439	(4)	3,442	(4)	4,368	(16)
Income in zero tax rate	—	0	(67)	0	—	0
Change in tax reserve for uncertain tax positions	101	0	12	0	145	(1)
Other	358	(1)	(60)	0	(143)	1
Total effective income taxes	$981	(2)%	$516	(1)%	$1,507	(5)%

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31,
	2022	2023
Deferred tax assets:
Net operating loss carryforwards	$56,542	$60,582
Research and development expenses	12,043	12,000
Lease liabilities	11,394	10,077
Accruals and reserves	1,455	1,375
Share-based compensation	1,231	668
Issuance costs	1,184	—
Deferred revenue	900	82
Other	2	503
Gross deferred tax assets	84,751	85,287
Valuation allowance	(70,818)	(73,960)
Total deferred tax assets	$13,933	$11,327
Deferred tax liabilities:
Intangible assets	(2,280)	(966)
Deferred contract acquisition costs	(2,785)	(3,123)
Property and equipment	(902)	(1,108)
Right-of-use-assets	(9,449)	(8,208)
Other comprehensive income	—	(201)
Other	—	(9)
Gross deferred tax liabilities	(15,416)	(13,615)
Net deferred taxes	$(1,483)	$(2,288)

Schedule of Unrecognized Tax Benefits Roll Forward
The following table shows the changes in the gross amount of unrecognized tax positions as of December 31, 2021, 2022 and 2023.

Unrecognized tax positions
Balance as of January 1, 2021	$302
Increases related to current year tax positions	101
Balance as of December 31, 2021	403
Increases related to current year tax positions	12
Additions related to business combinations	193
Balance as of December 31, 2022	608
Increases related to current year tax positions	145
Balance as of December 31, 2023	$753